Related Party Transactions (Details) (Successor [Member], Managers [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended	12 Months Ended
	Nov. 03, 2011	Dec. 31, 2011	Dec. 31, 2011
Successor [Member] | Managers [Member]
Related Party Transaction [Line Items]
Management fees paid		$ 0.8
Expected management fees			5.1
Entry fees paid	$ 51.2